Omnibus Incentive Compensation Plan (Table) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended
Jun. 30, 2012
Employee equity compensation
Units
Unvested, beginning of period	536,666
Granted	0
Vested	2,600
Forfeited	0
Unvested, end of period	534,066
Grant-date fair value
Unvested, beginning of period	$ 3,985
Granted	0
Vested	17
Forfeited	0
Unvested, end of period	3,968
Non-Employee equity compensation
Units
Unvested, beginning of period	650,464
Granted	0
Vested	0
Forfeited	0
Unvested, end of period	650,464
Grant-date fair value
Unvested, beginning of period	4,736
Granted	0
Vested	0
Forfeited	0
Unvested, end of period	$ 4,736